Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2023	December 31, 2022
	€m	€m
Current liabilities
Syndicated loans	6.5	6.7
Lease liabilities	21.4	22.3
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(6.5)	(6.4)
Total due in less than one year	21.4	22.6
Non-current liabilities
Syndicated loans	1,287.6	1,333.5
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	57.4	44.3
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(26.6)	(25.4)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	(4.7)	(10.1)
Total due after more than one year	2,113.7	2,142.3
Total borrowings	2,135.1	2,164.9